REVERSE STOCK SPLIT	12 Months Ended
Jun. 30, 2025
Reverse Stock Split
REVERSE STOCK SPLIT

NOTE 14 – REVERSE STOCK SPLIT

In March 2026, the Company received written consent in lieu of a meeting by the holders of a majority of the voting power of the Company’s outstanding capital stock as of March 2026 and the Company’s Board of Directors approving such actions as are necessary for the Company to proceed to, and the Company accordingly intends to, effectuate and execute a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of one post-split share per twenty-five pre-split shares (1:25) (the “Reverse Stock Split”). The Reverse Stock Split became effective as of May 18, 2026. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split. Certain common stock, option, and warrant quantities have been adjusted to nil due to the magnitude of the Reverse Stock Split.